Schedule of Share-based Compensation, Stock Options, Activity (Details)	24 Months Ended
	Dec. 31, 2015 $ / shares shares	Jan. 02, 2014 $ / shares shares
Details
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number | shares	5,574,000	5,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 0.25	$ 0.25
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Weighted Average Remaining Contractual Term	2.8	2.0
Aggregate Intrinsic Options Outstanding	$ 0.10	$ 0.10
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares | shares	574,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value	$ 0.25
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Intrinsic Value, Amount Per Share	$ 0.10
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options | shares	5,574,000	5,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 0.25	$ 0.25
Share Based Compensation Arrangement By Share Based Payment Award Options Exercisable Weighted Average Remaining Contractual Term	2.8	2.0
Aggregate Intrinsic Outstanding Exercisable		$ 0.10
Aggregate Intrinsic Exercisable Shares Outstanding	$ 0.10